Activity in the SBA servicing rights (Detail) (Commercial Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Member]
Servicing Asset at Amortized Value, Balance [Roll Forward]
Servicing Asset at Amortized Cost, Beginning Balance	$ 1,087	$ 1,697
Servicing Asset at Amortized Value, Additions	0	0
Servicing Asset at Amortized Value, Amortization	(392)	(610)
Servicing Asset at Amortized Value, Period Increase (Decrease)	695	1,087
Servicing Asset at Amortized Value, Valuation Allowance	0	0
Servicing Asset at Amortized Cost, Ending Balance	695	1,087
Servicing Asset at Amortized Value, Fair Value	$ 2,414	$ 3,336